Consolidated Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total patient revenue, net	$ 3,364,190	$ 330,262	$ 654,625
Total revenue	3,428,190	428,062	786,025	15,000
Operating expenses:
Patient expenses	425,609	42,853	63,216	4,266
Salaries and benefits	2,709,489	689,815	967,627	33,589
Share-based compensation	11,248	7,499	18,747	150,000
Advertising and marketing	470,199	61,159	119,867	25,000
General and administrative	1,980,827	243,440	465,740	21,192
Depreciation	544,820	36,422	65,895
Total operating expenses	6,142,192	1,081,188	1,701,092	234,047
Operating loss	(2,714,002)	(653,126)	(915,067)	(219,047)
Other income (expense):
Interest income	7,541	11,375	14,821	4
Other income	18,356
Loss on disposal of assets			(2,744)
Interest expense	(102,092)	(22,056)	(27,151)
Total other income (expense)	(76,195)	(10,681)	(15,074)	4
Loss before equity in earnings (loss) of non-consolidated affiliate	(2,790,197)	(663,807)	(930,141)	(219,043)
Equity in earnings (loss) of non-consolidated affiliate	(105,550)	14,273	13,609	(178,397)
Net Loss	(2,895,747)	(649,534)	(916,532)	(397,440)
Net loss attributable to the non-controlling interest	779,463	712,570	859,351	16,643
Net (loss) income	(2,116,284)	63,036	(57,181)	(380,797)
Patient Revenues [Member]
Total patient revenue, net	8,020,071	685,252	1,378,313
Contractual Adjustments [Member]
Total patient revenue, net	(4,655,881)	(354,990)	(723,688)
Management Fees [Member]
Total revenue	$ 64,000	$ 97,800	$ 131,400	$ 15,000